SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 17:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2012, 2011 and 2010 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2012

Revenues	$8,894	$15,915	$(306)	$24,503

Gross profit	$2,345	$2,723	$-	$5,068

Assets related to segment	$8,558	$9,491	$-	$18,049

2011

Revenues	$13,128	$21,332	$(1,026)	$33,434

Gross profit	$3,105	$3,405	$-	$6,510

Assets related to segment	$10,132	$9,869	$68	$20,069

2010

Revenues	$12,463	$17,724	$-	$30,187

Gross profit	$3,632	$3,851	$-	$7,483

Assets related to segment	$12,418	$9,605	$107	$22,130

b.	The following presents total revenues and long-lived assets for the years 2012, 2011 and 2010 based on the location of customers:

	Year ended December 31,
	2012		2011		2010
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$493	$-	$1,514	$-	$2,596	$-
Far East	1,985	-	3,943	-	2,228	-
Europe	1,178	-	976	-	811	-
Israel and others	20,847	963	27,001	1,166	24,552	1,135

	$24,503	$963	$33,434	$1,166	$30,187	$1,135

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010

Customer A (Supply Chain Segment)	15%	10%	7%